CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 1,999		$ 17,909			$ 77,605
Prepaid expenses and other assets	2,285		5,916			2,866
Total current assets	4,295		23,825			80,471
Property and equipment, net	0		4,385			6,764
Right of use assets - operating leases	717		2,040			2,173
Deferred financing costs	0		208			146
Total assets	5,012		30,458			89,554
Current liabilities:
Accounts payable	4,757		2,081			3,933
Accrued expenses	2,528		7,448			7,662
Deferred revenue	0		3,729			1,413
Operating lease liabilities	703		832			1,391
Finance lease liabilities	349		905			544
Other current liabilities	613		1,060			965
Total current liabilities	8,950		16,055			15,908
Deferred revenue	41,250		41,250			45,000
Operating lease liabilities	648		724			860
Finance lease liabilities	0		20			328
Other long-term liabilities	169		318			926
Total liabilities	51,017		58,367			63,022
Commitments and contingencies (Note 8)
Stockholders' (deficit) equity:
Preferred stock $0.001 par value, 5,000,000 shares authorized, none issued or outstanding	0		0			0
Common stock $0.001 par value, 350,000,000 shares authorized, 41,750,109 and 40,609,915 shares issued and outstanding at December 31, 2024 and 2023, respectively	41		41			40
Additional paid-in capital	278,573		277,629			271,594
Accumulated deficit	(324,619)		(305,579)			(245,102)
Total stockholders' deficit	(46,005)	$ (36,662)	(27,909)	$ 360	$ 10,895	26,532	$ (142,670)
Total liabilities and stockholders' deficit	$ 5,012		$ 30,458			$ 89,554